Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Investments (including debt securities) and purchases of intangible assets, Divestitures and sale of debt securities (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	€ 175,300	€ 238,446	€ 141,032
Cash consideration	175,300	238,446	140,550
Divestitures
Proceeds from divestitures	126,454	201,203	77,509
Cash portion of proceeds from divestitures	117,832	196,960	56,849
Non-cash portion of proceeds from divestitures	€ 8,622	€ 4,243	€ 20,660